Vanguard ESG U.S. Corporate Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ETF Prospectus [Member] | Vanguard ESG U.S. Corporate Bond ETF | ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	2.17%	8.49%	(15.28%)	(1.56%)